Consolidated statement of shareholders' equity (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Consolidated statement of shareholders' equity
Dividend (in dollars per share)	$ 1	$ 0.91